Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2023
Accounting Policies [Abstract]
Schedule of receivables from broker-dealers and clearing organizations
	As of March 31,
	2023	2022

Receivables from broker-dealers and clearing organizations for futures customer accounts	$1,779,923	$2,112,402
Receivables from broker-dealers and clearing organizations for securities customer accounts	101,831	84,333
Receivables from broker-dealers and clearing organizations for securities proprietary trading	1,331,023	163,422
	$3,212,777	$2,360,157

Schedule of depreciation using straight-line method based on the estimated useful life
Computer and electronic equipment	3-5 years
Software	3-5 years
Furniture and fixtures	4 years
Investment properties	50 years

Schedule of revenues from contracts with customers
	For the Years Ended March 31,
	2023	2022	2021

Futures brokerage commissions
Commission on futures broking earned from Hong Kong Exchange	$718,166	$922,512	$4,158,080
Commission on futures broking from overseas Exchanges	3,593,909	3,364,526	11,927,735
	4,312,075	4,287,038	16,085,815
Trading solution services fees	4,396,207	3,309,288	-
Structure note subscription fees	-	734,317	78,311
Other service revenues	294,083	280,677	277,937
	$9,002,365	$8,611,320	$16,442,063

Schedule of currency exchange rates
	As of March 31,
	2023	2022

HKD exchange rate for balance sheet items, except for equity accounts	7.8499	7.8325
SGD exchange rate for balance sheet items, except for equity accounts	1.3294	N/A
	For the Years Ended March 31,
	2023	2022	2021

HKD exchange rate for items in the statements of income and comprehensive income, and statements of cash flows	7.8389	7.7844	7.7526
SGD exchange rate for items in the statements of income and comprehensive income, and statements of cash flows	1.3739	N/A	N/A